JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)		Value ($000)

COMMON STOCKS — 98.2%
Aerospace & Defense — 5.6%
General Dynamics Corp.	3,899		940,468
Northrop Grumman Corp.	1,583		708,000
Raytheon Technologies Corp.	11,967		1,185,560

			2,834,028

Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	3,810		817,024

Banks — 7.0%
Bank of America Corp.	27,292		1,124,968
Citigroup, Inc.	8,841		472,094
PNC Financial Services Group, Inc. (The)	4,791		883,618
Truist Financial Corp.	7,966		451,649
US Bancorp	8,478		450,587
Wells Fargo & Co.	4,105		198,942

			3,581,858

Beverages — 2.0%
Coca-Cola Co. (The)	8,791		545,042
PepsiCo, Inc.	2,753		460,732

			1,005,774

Biotechnology — 2.0%
AbbVie, Inc.	4,674		757,767
Amgen, Inc.	1,114		269,476

			1,027,243

Building Products — 0.1%
Trane Technologies plc	318		48,504

Capital Markets — 7.6%
BlackRock, Inc.	1,264		965,597
Charles Schwab Corp. (The)	6,538		551,253
CME Group, Inc.	3,983		947,282
Morgan Stanley	9,717		849,235
Northern Trust Corp.	1,907		222,047
T. Rowe Price Group, Inc.	2,594		392,171

			3,927,585

Chemicals — 2.6%
Air Products and Chemicals, Inc.	2,629		657,126
PPG Industries, Inc.	4,883		640,070

			1,297,196

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	2,318		307,137

Consumer Finance — 2.6%
American Express Co.	4,576		855,651
Capital One Financial Corp.	3,572		468,959

			1,324,610

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	7,991		407,075

Electric Utilities — 2.7%
Entergy Corp.	323		37,723
NextEra Energy, Inc.	9,549		808,922
Xcel Energy, Inc.	7,050		508,807

			1,355,452

Electrical Equipment — 1.1%
Eaton Corp. plc	3,664		556,026

Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	7,755		286,243

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	1,119		225,106
AvalonBay Communities, Inc.	1,176		292,050
Boston Properties, Inc.	1,862		239,827
Orion Office REIT, Inc.	—	(a)	—	(a)
Prologis, Inc.	2,799		451,931
Ventas, Inc.	4,055		250,453

			1,459,367

Food & Staples Retailing — 3.0%
Sysco Corp.	10,411		850,028
Walmart, Inc.	4,595		684,230

			1,534,258

Food Products — 1.3%
Mondelez International, Inc., Class A	10,184		639,369

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	3,389		401,111
Becton Dickinson and Co.	1,895		503,968
Medtronic plc	6,942		770,216

			1,675,295

Health Care Providers & Services — 6.2%
AmerisourceBergen Corp.	2,753		425,911
Cigna Corp.	1,740		416,966
CVS Health Corp.	8,095		819,266
UnitedHealth Group, Inc.	3,037		1,548,539

			3,210,682

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	2,944		727,960
Starbucks Corp.	3,147		286,326

			1,014,286

Household Products — 1.2%
Procter & Gamble Co. (The)	4,145		633,396

Insurance — 4.8%
Arthur J Gallagher & Co.	2,339		408,308
Chubb Ltd.	2,899		620,092
Hartford Financial Services Group, Inc. (The)	5,417		389,015
Marsh & McLennan Cos., Inc.	1,121		191,002
MetLife, Inc.	6,768		475,657
Progressive Corp. (The)	3,094		352,722

			2,436,796

IT Services — 1.9%
Accenture plc, Class A	754		254,110
Fidelity National Information Services, Inc.	2,981		299,341
International Business Machines Corp.	2,980		387,447

			940,898

Machinery — 3.8%
Deere & Co.	1,331		552,944
Dover Corp.	4,685		735,088

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Parker-Hannifin Corp.	2,198	623,838

		1,911,870

Media — 2.0%
Comcast Corp., Class A	21,492	1,006,234

Multi-Utilities — 1.3%
CMS Energy Corp.	5,324	372,392
Public Service Enterprise Group, Inc.	3,936	275,507

		647,899

Oil, Gas & Consumable Fuels — 7.6%
Chevron Corp.	3,838	624,915
ConocoPhillips	14,069	1,406,854
EOG Resources, Inc.	7,898	941,689
Exxon Mobil Corp.	10,257	847,136
Valero Energy Corp.	904	91,766

		3,912,360

Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	16,604	1,212,609
Eli Lilly & Co.	1,771	507,058
Johnson & Johnson	5,581	989,047
Merck & Co., Inc.	2,086	171,147
Pfizer, Inc.	6,240	323,070

		3,202,931

Road & Rail — 1.5%
Norfolk Southern Corp.	2,627	749,411

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	6,106	1,008,569
NXP Semiconductors NV (China)	562	104,053
Texas Instruments, Inc.	5,050	926,605

		2,039,227

Software — 1.4%
Microsoft Corp.	2,266	698,543

Specialty Retail — 3.8%
Advance Auto Parts, Inc.	1,486	307,544
Best Buy Co., Inc.	3,615	328,562
Gap, Inc. (The)	5,651	79,568
Home Depot, Inc. (The)	2,171	649,980
TJX Cos., Inc. (The)	9,285	562,456

		1,928,110

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	1,335	233,155
Seagate Technology Holdings plc	2,945	264,743

		497,898

Textiles, Apparel & Luxury Goods — 0.2%
VF Corp.	1,842	104,753

Tobacco — 1.8%
Philip Morris International, Inc.	9,572	899,152

TOTAL COMMON STOCKS (Cost $33,438,449)		49,918,490

SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (b) (c) (Cost $1,215,015)	1,214,748	1,214,991

Total Investments — 100.6% (Cost $34,653,464)		51,133,481
Liabilities in Excess of Other Assets — (0.6)%		(329,161)

Net Assets — 100.0%		50,804,320

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	Amount rounds to less than one thousand.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$51,133,481	$—	$—	$51,133,481

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$1,108,433	$4,819,907	$4,713,008	$(179)	$(162)	$1,214,991	1,214,748	$688	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.